License Agreements - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
License Agreement [Line Items]
Collaboration agreement revenue recognized		$ 0	$ 802	$ 1,156	$ 2,406	$ 3,208	$ 33,971
City of Hope
License Agreement [Line Items]
Annual license fee						25,000
City of Hope | Maximum
License Agreement [Line Items]
Development and commercialization milestone payment						3,200
City of Hope | January 2023
License Agreement [Line Items]
Amount paid to related party upon dosing the first patient						50,000
California Institute Of Technology | Maximum | Co Exclusive License Agreement
License Agreement [Line Items]
Development and regulatory milestone payments	$ 7,200
California Institute Of Technology | Minimum | Co Exclusive License Agreement
License Agreement [Line Items]
Annual minimal royalty fee	$ 20,000
Novartis
License Agreement [Line Items]
Collaboration agreement revenue recognized							26,900
Novartis | Collaborative Arrangement
License Agreement [Line Items]
Collaboration revenue							0
Collaboration agreement revenue recognized							30,800
Deferred revenue						0	0
Accounts receivable						$ 0	0
Novartis | Collaborative Arrangement | Deferred Revenue
License Agreement [Line Items]
Collaboration agreement revenue recognized							$ 30,200